Taxes Payable (Policies)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Description of accounting policy for taxes payable [Policy Text Block]	Accounting policies
Amounts payable in respect of taxes payable represent tax obligations arising from the Company’s operating activities, mainly from the passengers and cargo transport are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate variations.